Employee Benefits - Summary of Increases in Present Value of Employee Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
(Positive)/negative effect of curtailment	€ (6)
Current service cost	0	€ 0	€ 0
Finance expenses	14	16	22
Net actuarial (gains) losses for the year	€ (8)	33	(16)
Total		€ 49	€ 6